Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Operating Activities
Net income	$ 320.7	$ 274.3	$ 245.1
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	117.5	125.2	135.5
Amortization	62.6	63.1	66.1
Provision for doubtful accounts and sales returns	54.4	46.5	45.2
Loss on sale of businesses			3.4
Indefinite-lived intangible asset impairment charge	0.0		3.0
Net losses from asset impairments and sales/disposals of assets	1.5	12.2	10.2
Stock-based compensation	27.2	26.3	28.3
Loss from settlement of pension obligations	41.4
Other non-cash expense and loss	46.2	50.1	44.2
Changes in assets and liabilities and other adjustments:
Trade accounts receivable	(88.2)	(135.9)	(65.4)
Inventories	(19.6)	(34.4)	(33.0)
Other current assets	(7.6)	3.9	(33.7)
Accounts payable	31.6	65.5	(62.8)
Accrued liabilities	32.4	7.0	(18.2)
Taxes on income	(14.1)	(23.7)	15.3
Deferred income taxes	52.3	12.9	(17.9)
Other assets	(1.2)	(0.3)	(3.5)
Long-term retirement benefits and other liabilities	(71.8)	(19.0)	(6.9)
Net cash provided by operating activities	585.3	473.7	354.9
Investing Activities
Purchases of property, plant and equipment	(176.9)	(135.8)	(147.9)
Purchases of software and other deferred charges	(29.7)	(15.7)	(27.1)
Proceeds from sales of property, plant and equipment	8.5	7.6	4.3
(Purchases) sales of investments, net	(0.1)	(0.5)	0.3
Payments for acquisitions and equity method investments, net of cash acquired	(237.2)
Other		1.5
Net cash used in investing activities	(435.4)	(142.9)	(170.4)
Financing Activities
Net increase (decrease) in borrowings (maturities of three months or less)	234.9	(98.4)	126.5
Repayments of debt (maturities greater than three months)	(2.7)	(7.4)	(1.6)
Dividends paid	(142.5)	(133.1)	(125.1)
Share repurchases	(262.4)	(232.3)	(355.5)
Proceeds from exercises of stock options, net	71.0	104.0	34.2
Other	(4.5)	(0.1)	(2.0)
Net cash used in financing activities	(106.2)	(367.3)	(323.5)
Effect of foreign currency translation on cash balances	(7.4)	(11.9)	(4.9)
Increase (decrease) in cash and cash equivalents	36.3	(48.4)	(143.9)
Cash and cash equivalents, beginning of year	158.8	207.2	351.1
Cash and cash equivalents, end of year	$ 195.1	$ 158.8	$ 207.2